BORROWINGS (Maturity of borrowings) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,036,957	$ 3,221,907
Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	289,883	1,146,631
Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	1,747,074	$ 2,075,276
2019
Disclosure of detailed information about borrowings [line items]
Borrowings	399,856
2019 | Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	269,908
2019 | Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	129,948
2020
Disclosure of detailed information about borrowings [line items]
Borrowings	528,073
2020 | Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	19,975
2020 | Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	508,098
2021 and thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	1,109,028
2021 and thereafter | Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	0
2021 and thereafter | Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,109,028